Income Taxes (Details 2) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deductible temporary differences	$ 57,958,743	$ 55,193,458
Non-capital loss carry forwards [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	23,308,252	21,385,090
Capital loss carry forwards [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	24,538,993	24,538,993
Exploration and evaluation assets deductible differences [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	8,188,922	8,188,922
Share issue costs [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	1,293,588	807,644
Property, plant and equipment deductible temporary differences [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	372,155
Donations [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	32,960	32,960
Investment tax credit [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	$ 223,873	$ 239,849